Commitments (Narrative) (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($) Y	Dec. 31, 2012 CAD
Commitments 1	3,500	3,500
Commitments 2	6,425	6,425
Commitments 3	6,410	6,410
Commitments 4	6,420	6,420
Commitments 5	28,600	28,600
Commitments 6	10	10
Commitments 7	$ 4
Commitments 8		5
Commitments 9	5
Commitments 10	2
Commitments 11		2
Commitments 12	$ 2
Commitments 13	10.00%	10.00%